Financial instruments - financial and other risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Additional paid-in capital	$ 2,657,375	$ 2,648,599
Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	(19,283)	(23,539)
Secured bank loans [member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	10,300	12,600
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	8,700	9,500
Unsecured Senior Notes due 2020 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	300	500
Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	15,354	11,865
Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	29,175	22,972
Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,018,638	1,066,452
Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,363,932	1,420,381
Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	53,750	53,750
Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	57,500
Convertible Notes due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	142,708	145,000
Convertible Notes due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	203,500	204
Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	467,219	593,652
Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	12,294	12,285
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	56,469	69,718
Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	9,352	9,087
Reserve of equity component of convertible instruments [member] | Convertible Notes due 2019 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Additional paid-in capital	1,900
Level 1 of fair value hierarchy [member] | Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	15,354	11,865
Level 1 of fair value hierarchy [member] | Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	29,175	22,972
Level 1 of fair value hierarchy [member] | Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,363,932	1,420,381
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	54,524	52,584
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	58,029
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	467,219	593,652
Level 1 of fair value hierarchy [member] | Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,294	12,285
Level 1 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	56,469	69,718
Level 1 of fair value hierarchy [member] | Sale Leaseback Transaction, Deposits [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,352	9,087
Level 2 of fair value hierarchy [member] | Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,018,638	1,066,452
Level 2 of fair value hierarchy [member] | Convertible Notes due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	142,708	140,267
Level 2 of fair value hierarchy [member] | Convertible Notes due 2022 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	210,865	163,842
Level 2 of fair value hierarchy [member] | Lease liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	68	0
Financial liabilities, carrying value	68	0
Level 3 of fair value hierarchy [member] | Investment in Associates | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350	4,350
Sale leaseback transaction, aggregate amount	13,100	13,100
Scorpio Pools [Member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	45,694	42,973
Scorpio Pools [Member] | Level 1 of fair value hierarchy [member] | Receivables Due From Related Party [Member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 45,694	$ 42,973